STOCKHOLDERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		3 Months Ended		6 Months Ended
	May 24, 2023	May 17, 2023	Mar. 06, 2023	Mar. 14, 2022	Apr. 30, 2023	Jan. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital stock, shares authorized (in shares)							600,000,000.0		600,000,000.0
Common stock, shares authorized (in shares)							300,000,000		300,000,000		300,000,000
Preferred stock, shares authorized (in shares)							300,000,000.0		300,000,000.0
Common stock, shares outstanding (in shares)							94,929,000		94,929,000		94,899,000
Preferred stock, shares outstanding (in shares)							0		0		0
Common stock initially reserved for issuance (in shares)							7,400,000		7,400,000
Shares available for future issuance (in shares)							5,700,000		5,700,000
Shares available for future issuance under awards granted (in shares)							1,600,000		1,600,000
Stock-based compensation expense							$ 1,500	$ 1,300	$ 2,800	$ 2,000
Unrecognized compensation cost							11,600		11,600
Cash dividend paid (in USD per share)	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08
Value of cash dividend paid					$ 7,700	$ 7,700
Amount available to declare or pay a dividend							236,400		236,400
Net gains (losses)							52,307	48,405	72,790	51,814
Interest expense							19,748	10,833	41,460	22,449
Cost of sales							1,944,601	1,885,400	3,754,729	3,703,836
Reclassification out of Accumulated Other Comprehensive Income | Fair Value of Derivatives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net gains (losses)							4,200	5,800	8,400	6,200
Interest expense							7,200	(300)	13,400	(1,000)
Cost of sales							$ (3,000)	$ 6,100	$ (5,000)	7,200
Reclassification out of Accumulated Other Comprehensive Income | Foreign Currency Translation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net gains (losses)										$ (5,400)
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period									3 years
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period									1 year
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period									3 years